Line of credit	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible notes payable
Line of credit

Note 10 Line of credit

Advanced Networks Services, LLC (“ANS”) has a revolving $4,000,000 line of credit available with a bank, collateralized by all the assets of ANS. Interest is payable monthly at the Wall Street Journal prime rate (4.75% on June 30, 2022, 3.50% on March 31, 2022, and 3.25% on December 31, 2021). There are no financial commitments or covenants on the line of credit. As of June 30, 2022, and December 31, 2021, the Company had an outstanding balance of $2,757,218 and $1,898,143 respectively on this line of credit.

ANS also has a $750,000 equipment and vehicle line of credit available with a bank. Interest is payable monthly at the Wall Street Journal prime rate. As of June 30, 2022 and December 31, 2021, ANS had no borrowings under this line of credit.

BW has a revolving $3,000,000 line of credit available with a bank, collateralized by all the assets of BW.  Interest is payable monthly at the Wall Street Journal prime rate (4.75% as of June 30, 2022, and 3.25% at December 31, 2021). There are no financial commitments or covenants on the line of credit.  On May 26, 2022, BW renewed the facility with substantially the same terms and an expiration of August 1, 2023. As of June 30, 2022 and December 31, 2021, the Company had no outstanding balance on the line of credit.

Note 9    Line of credit

ANS has a revolving $4,000,000 line of credit available with a bank, collateralized by all the assets of ANS. Interest is payable monthly at the Wall Street Journal prime rate (3.25% at December 31,2021). There are no financial commitments or covenants on the line of credit. As of December 31, 2021, the Company had an outstanding balance of $1,898,143 on this line of credit.

ANS also has a $750,000 equipment and vehicle line of credit available with a bank. Interest is payable monthly at the Wall Street Journal prime rate. On June 1, 2022 the line will convert to a term loan with the then five year Federal Home Loan Bank rate +2.5% and have a five year term with a five year amortization. There are no financial commitments or covenants on the line of credit. As of December 31, 2021, the Company had an outstanding balance of $0 on this line of credit.

BW has a revolving $3,000,000 line of credit available with a bank, collateralized by all the assets of BW. Interest is payable monthly at the Wall Street Journal prime rate (3.25% at December 31, 2021). There are no financial commitments or covenants on the line of credit. As of December 31, 2021, the Company had an outstanding balance of $0 on this line of credit.